Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of available for sale financial assets [line items]
Equity	$ 77,711	$ 69,087	$ 94,445	$ 218,082
Net income	2,827	(17,371)	10,838
Financial instruments at fair value through other comprehensive income	(166,448)	(8,235)	21,703
Exchange differences	59,221	(71,771)	73,855
Defined benefit obligation	3,409	(3)	(4,432)
Deferred Tax	7,744	(23,018)	9,496
Comprehensive income	8,624	(25,358)	27,894
Debt instruments issued	$ 6,762,840	$ 6,204,856
Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Helm Corredor de Seguros S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	79.985%	79.985%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Non controlling Interest [Member]
Disclosure of available for sale financial assets [line items]
Equity	$ 77,711	$ 69,087
Net income	2,827	(17,371)
Financial instruments at fair value through other comprehensive income	(3,410)	(3,859)
Financial instruments at fair value through other comprehensive income	(3,474)	(3,905)
Available for sale investments			$ 678
Exchange differences	8,189	(7,602)
Effect hedge Accounting Foreign Investment	1,817
Cash Flow hedges	(3,051)	2,117
Defined benefit obligation	440	1,629
Deferred Tax	1,876	(272)
Other comprehensive income	5,797	(7,987)
Comprehensive income	$ 8,624	$ (25,358)
Non controlling Interest [Member] | Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	20.015%
Equity	$ 486
Net income	74
Comprehensive income	$ 74
Non controlling Interest [Member] | Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	12.90%	12.90%	20.015%
Equity	$ 77,225	$ 68,683	$ 478
Net income	2,753	(17,338)	125
Financial instruments at fair value through other comprehensive income	(3,474)	(3,859)
Exchange differences	8,189	(7,602)
Effect hedge Accounting Foreign Investment	1,817
Cash Flow hedges	(3,051)	2,117
Defined benefit obligation	440	1,629
Deferred Tax	1,876	(272)
Other comprehensive income	5,797	(7,987)
Comprehensive income	8,550	$ (25,325)	$ 125
Non controlling Interest [Member] | Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		20.015%	12.90%
Equity		$ 404	$ 93,967
Net income		(33)	10,713
Financial instruments at fair value through other comprehensive income			952
Exchange differences			17,368
Cash Flow hedges			(411)
Defined benefit obligation			(1,184)
Deferred Tax			331
Other comprehensive income			17,056
Comprehensive income		(33)	27,769
Non controlling Interest [Member] | Itau Corpbanca Corredores de Bolsa Limitada [member]
Disclosure of available for sale financial assets [line items]
Equity			94,445
Net income			10,838
Financial instruments at fair value through other comprehensive income			952
Exchange differences			17,368
Cash Flow hedges			(411)
Defined benefit obligation			(1,184)
Deferred Tax			331
Other comprehensive income			17,056
Comprehensive income			27,894
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Equity	64	52
Debt instruments issued	$ 3,410	$ 3,807
Debt instrument losses			678
Equity instrument gains			$ 274